Annual Total Returns - FidelitySAIInternationalCreditFund-PRO - FidelitySAIInternationalCreditFund-PRO - Fidelity SAI International Credit Fund - Fidelity SAI International Credit Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2023
Annual Return 2024	6.19%